Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 22	$ 23
Distributions to noncontrolling interest, temporary equity	(2)	(3)
Net income attributable to noncontrolling interest, temporary equity	2	2
Noncontrolling interest - ending balance, temporary equity	22	22
Noncontrolling interest - beginning balance, equity	50	52
Distributions to noncontrolling interest, equity	(4)	(6)
Net income attributable to noncontrolling interest, equity	4	4
Noncontrolling interest - ending balance, equity	50	50
Noncontrolling interest - beginning balance	72	75
Distributions to noncontrolling interest	(6)	(9)
Net income attributable to noncontrolling interest	6	6
Noncontrolling interest - ending balance	$ 72	$ 72